Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
Schedule of Components of Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows as of March 31:

	As of March 31,
	2026	2025
	USD	USD

Accruals for operating expenses	314,382	153,851
Accrued payroll	48,694	251,696
Other payables	10,769	6,923
Total	373,845	412,470